Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

June 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated July 1, 2017, do not differ from those contained in Post-Effective Amendment No. 1,771 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 27, 2017.

iShares 1-3 Year Credit Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 10+ Year Credit Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares Agency Bond ETF

iShares California Muni Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares Government/Credit Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Short Treasury Bond ETF

iShares U.S. Credit Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc: Benjamin J. Haskin, Esq.